GOING CONCERN (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
GOING CONCERN [Abstract]
Net loss	$ 7,206,560	$ 815,976	$ 5,907,512	$ 3,854,004
Net cash used in operating activities	1,651,026	$ 109,800	1,878,276	274,670
Working capital deficit	511,153		288,439
Accumulated deficit	$ 22,476,406		$ 15,269,845	$ 9,362,333